	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments	December 31, 2022 (unaudited)
		Principal	Fair Value
65.96%	DEBT SECURITIES
25.33%	CORPORATE BONDS
0.42%	Communication Services:
	Hughes Sattlelite Services
	8/01/2026 5.250% . . . . . . . . .	500,000	$479,600
	Sprint Corp 06/15/2024 7.125% . . . . .	550,000	560,747
			1,040,347
3.16%	Consumer Discretionary:
	Abercrombie & Fitch 07/15/2025 8.750% .	550,000	538,976
	AMN Healthcare Inc., 10/1/2027 4.625% .	110,000	101,428
	Brunswick Corp 08/01/2027 7.125% . . .	1,606,000	1,682,123
	Ford Motor 10/01/2028 6.625% . . . . .	550,000	543,736
	Hasbro Inc 07/15/2028 6.600% . . . . .	798,000	806,487
	Michael Kors 11/01/2024 Var% . . . . . .	1,700,000	1,624,423
	PVH Corp 11/15/2023 7.75% . . . . . . .	839,000	855,627
	Tapestry Inc 04/01/2025 4.250% . . . .	1,250,000	1,220,651
	United Airlines 2012-1A, 4/11/2024 4.15% . .	532,422	515,634
			7,889,085
2.97%	Energy:
	Enbridge Inc. FLOAT 02/16/24,
	4.457858% . . . . . . . . . . . . .	500,000	497,388
	Energy Transfer LP 01/15/2024 5.875% . .	1,100,000	1,102,767
	Energy Transfer LP 02/15/2028 Var% . .	600,000	445,500
	Marathon Petroleum Corp
	09/15/2024 3.625% . . . . . . . . .	659,000	641,287
	Occidental Petroleum
	09/01/2025 5.875% . . . . . . . . .	1,485,000	1,479,623
	Phillips 66 Partners LP
	03/01/2028 3.750% . . . . . . . . .	540,000	457,269
	Targa Resources Partners
	03/01/2030 5.500% . . . . . . . . .	500,000	470,460
	TransCanada Pipe, 6/15/2029 7.70% . . .	1,150,000	1,250,451
	Williams Companies 01/15/2025 3.900% .	1,100,000	1,071,213
			7,415,958

1

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Principal	Fair Value
6.61%	Financials:
	Ally Financial 11/20/2025 5.750% . . . .	250,000	$242,187
	Avalon Holdings Funding,
	5/15/2024 5.25% . . . . . . . . . .	1,000,000	980,080
	Bank of America, 6/19/2164 VAR% . . . .	125,000	105,866
	Barclays PLC, 5/07/2026 Var% . . . . .	250,000	232,306
	Banque Federative 10/04/2026 1.604% .	2,000,000	1,739,680
	Blackstone Private Credit
	01/15/2025 2.700% . . . . . . . . .	250,000	230,972
	Blackstone Private Credit
	09/15/2024 1.750% . . . . . . . . .	115,000	105,719
	Citigroup Inc 06/19/2164 Var% . . . . .	500,000	435,560
	Credit Agricole SA 01/26/2027 Var% . . . . .	2,000,000	1,749,082
	Fifth Third Bank, 10/27/2025 Var% . . . .	400,000	404,040
	First Citizens Bancshares 06/19/2164 Var%	1,000,000	998,800
	Goldman Sachs Group 11/10/2026 Var% .	500,000	403,750
	ING Groep NV 03/29/2027 3.950% . . .	2,000,000	1,894,280
	Lloyds Banking Group 03/18/2026 Var% .	550,000	522,518
	Macquarie Group 06/21/2028 4.098% . .	2,000,000	1,870,492
	Markel Corp 03/30/2023 3.625% . . . .	1,155,000	1,150,881
	Paccar Financial Corp 04/07/2025 2.85%	500,000	479,592
	RLI Corp 09/15/2023 4.875% . . . . . .	1,000,000	995,912
	SBL Holdings Inc 11/13/2026 5.125% . . .	600,000	525,749
	SLM Corp 10/29/2025 4.200% . . . . .	110,000	100,645
	Societe Generale 11/24/2025 4.750% . .	250,000	239,961
	Societe Generale 03/28/2024 3.875% . .	500,000	488,365
	Synchrony Bank 08/22/2025 5.400% . .	600,000	588,871
	Wells Fargo & Co 08/15/2023 4.125% . .	20,000	19,880
			16,505,188
0.08%	Health Care:
	PRA Health Sciences, Inc.,
	7/15/2026 2.875% . . . . . . . . .	110,000	99,556
	Teva Pharmaceutical 05/09/2027 4.750%	100,000	90,390
			189,946
3.87%	Industrials:
	Aircastle Ltd 05/01/2024 4.125% . . . .	1,100,000	1,063,314
	Allison Transmission Holdings Inc
	10/01/2027 4.750% . . . . . . . . .	550,000	510,036
	Boeing Co 02/04/2023 1.167% . . . . .	780,000	777,004
	2

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Principal	Fair Value
	Can-Pack S.A. 11/01/25 3.125% . . . . .	500,000	$438,090
	Cargill Inc 04/22/2025 3.500% . . . . .	500,000	483,802
	Flour Corp 09/15/2028 4.250% . . . . .	440,000	396,001
	General Motors 09/30/2027 Var% . . . .	500,000	420,949
	Hubbell Inc 08/15/2027 3.150% . . . . .	3,179,000	2,889,825
	Jeld-Wen Inc 05/15/2025 6.250% . . . .	550,000	514,439
	Korn Ferry 12/15/2027 4.625% . . . . .	500,000	460,505
	Ryder System Inc 09/01/2025 3.350% . .	1,000,000	949,361
	Timken Co., 5/08/2028 6.875% . . . . .	300,000	310,120
	Timken Co 12/15/2028 4.500% . . . . .	500,000	475,399
			9,688,845
1.51%	Information Technology:
	Micron Technology 02/15/2027 4.185% . . .	250,000	236,699
	Qorvo Inc 12/15/2024 1.750% . . . . . .	550,000	506,523
	Teledyn Technologies Inc
	04/01/2023 0.650% . . . . . . . . .	1,425,000	1,407,683
	Trimble Inc 12/01/2024 4.750% . . . . .	1,200,000	1,186,229
	Western Digital Corp 02/15/2026 4.750%	500,000	470,860
			3,807,994
2.84%	Materials:
	Ball Corp 03/15/2026 4.875% . . . . . .	500,000	484,315
	Celanese US Holdings LLC
	3/15/2025 6.050% . . . . . . . . .	1,000,000	996,109
	Cytec Industries Inc 04/01/2023 3.500% .	1,100,000	1,100,000
	Domtar Corp 10/01/2028 6.750% . . . .	100,000	87,560
	FMC Corp 10/01/2026 3.200% . . . . .	800,000	744,162
	Nutrien Ltd., 11/07/2024 5.90% . . . . .	500,000	506,284
	Reliance Steel & Aluminum
	08/15/2025 1.300% . . . . . . . . .	1,000,000	903,473
	Sealed Air Corp 12/01/2024 5.125% . . .	500,000	491,250
	Steel Dynamics Inc 12/15/2026 5.000% .	813,000	813,515
	Worthington Industries Inc		967,520
	04/15/2026 4.550% . . . . . . . . .	1,000,000
			7,094,188
1.13%	Real Estate:
	EPR Properties 04/15/2028 4.950% . . .	220,000	187,699
	ISTAR INC 10/01/2024 4.75% . . . . . .	500,000	496,244
	Office Properties Income Trust
	02/01/2027 2.340% . . . . . . . . .	250,000	182,653
	3

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Principal	Fair Value
	Toll Brosthers Finance
	03/15/2027 4.875% . . . . . . . . .	1,000,000	$954,834
	Toll Brosthers Finance
	04/15/2023 4.375% . . . . . . . . .	1,000,000	995,614
			2,817,044
2.74%	Utilities:
	Edison Intl 03/15/2023 2.950% . . . . .	1,100,000	1,095,673
	Metrpolitan Edison 03/15/2023 3.500% .	2,188,000	2,180,821
	National Fuel Gas Co 03/01/2023 3.750%	737,000	735,017
	OGE Energy Corp 05/26/2023 0.703% .	1,000,000	982,275
	Southern Company 07/01/2023 2.950% .	1,858,000	1,840,037
			6,833,823
25.33%	TOTAL CORPORATE BONDS		63,282,418
33.88%	ASSET BACKED BONDS
	American Credit Acceptance
	11/15/2027 1.340% . . . . . . . . . .	1,000,000	928,306
	AM Capital Funding, 12/15/2023 4.98% .	580,000	572,229
	American Credit Acceptance
	06/13/2028 4.410% . . . . . . . . .	2,062,500	2,014,198
	American Credit Acceptance
	06/13/2028 4.850% . . . . . . . . .	1,100,000	1,035,499
	American Credit Acceptance
	12/12/2025 2.970% . . . . . . . . .	1,409,546	1,398,694
	American Credit Acceptance
	05/13/2026 5.650% . . . . . . . . .	2,000,000	1,993,796
	American Credit Acceptance
	12/14/2026 1.310% . . . . . . . . . .	673,245	662,292
	Angel Oak Mortgage Trust
	01/25/2066 0.909% . . . . . . . . .	82,914	67,690
	Aqua Finance Inc 07/17/2046 1.900% . .	737,271	695,401
	Arivo Acceptance, LLC
	05/15/2028 3.930% . . . . . . . . .	1,043,706	1,013,420
	Arivo Acceptance LLC, 1/16/2029 6.90% .	959,794	958,186
	Avid Acceptance 07/15/2026 3.140% . .	873,473	869,048
	Avis Budget Rental Car
	03/20/2026 2.650% . . . . . . . .	2,275,000	2,095,459
	4

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
	Principal	Fair Value
Avis Budget Rental Car
03/20/2024 3.330% . . . . . . . . . . . . . . . . .	1,000,000	$996,915
Barclays Commercial, 3/15/2037 Var% . .	600,000	554,231
Bridgecrest Acceptance
02/18/2025 3.480% . . . . . . . . .	1,091,666	1,086,466
Carmax Auto Owner Trust
10/15/2027 1.550% . . . . . . . . .	250,000	223,821
Carvana Auto Receivables Trust
12/11/2028 2.310% . . . . . . . . . .	213,396	207,164
Carvana Auto Receivables Trust
12/11/2028 4.130% . . . . . . . . . .	550,000	517,870
Carvana Auto Receivables Trust
09/11/2028 1.240% . . . . . . . . .	770,689	735,521
Carvana Auto Receivables Trust
11/10/2028 5.540% . . . . . . . . .	175,000	162,390
Carvana Auto Receivables Trust,
3/10/2028 1.07% . . . . . . . . . .	463,750	426,130
Federal National Mortgage Assoc.
12/26/2041 Var% . . . . . . . . . .	250,000	237,408
Citigroup Mortgage Loan
08/25/2050 2.500% . . . . . . . .	84,239	68,595
CoinStar Funding, LLC
04/25/2047 5.216% . . . . . . . . .	519,750	397,524
Commercial Mortgage Pass Through
09/15/2033 Var% . . . . . . . . . .	65,000	56,546
CPS Auto Trust 04/15/2030 4.880% . . .	1,250,000	1,226,232
CPS Auto Trust 07/15/2025 4.300% . . .	1,000,000	988,751
CPS Auto Trust 08/15/2028 5.190% . . .	2,200,000	2,087,070
CPS Auto Trust 10/15/2029 7.140% . . . .	1,100,000	970,737
CPS Auto Trust 09/15/2025 6.070% . . .	453,247	453,269
Credit Acceptance Corp
05/15/2030 1.000% . . . . . . . . .	2,948,000	2,815,818
Credit Suisse Mortgage
04/25/2037 Var% . . . . . . . . . .	1,096,997	1,025,746
Credit Suisse Mortgage
04/25/2044 Var% . . . . . . . . . .	836,932	678,420
Carvana Auto Receivable Trust,
3/10/2028, 2.900% . . . . . . . . .	100,000	87,021
Drive Auto Receivalbes Trust
04/15/2026 4.300% . . . . . . . . .	960,322	959,459
5

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
	Principal	Fair Value
DRIVE AUTO RECEIVABLES
10/25/2026 3.18% . . . . . . . . . .	967,619	$956,145
Drive Auto Receivables Trust
10/15/2027 0.870% . . . . . . . . .	2,500,000	2,405,782
DT Auto Owner Trust 11/15/2024 3.870% .	481,543	481,038
DT Auto Owner Trust 01/18/2028 2.380%	250,000	228,840
DT Auto Owner Trust 03/15/2028 4.720%	2,000,000	1,928,906
DT Auto Owner Trust 06/15/2026 1.470% .	2,073,750	2,006,310
DT Auto Owner Trust 11/17/2025 2.550% .	1,100,000	1,075,433
DT Auto Owner Trust 07/15/2025 2.730%	3,537	3,533
Exeter Auto Receivables
03/15/2023 5.200% . . . . . . . . .	1,000,000	991,451
Exeter Auto Receivables
03/17/2025 3.710% . . . . . . . . .	595,937	589,806
Exeter Auto Receivables
05/15/2025 5.330% . . . . . . . . .	1,200,000	1,199,891
Exeter Auto Receivables
07/17/2028 4.560% . . . . . . . . .	550,000	515,412
Exeter Auto Receivables
10/15/2029 6.340% . . . . . . . . .	962,500	835,670
Exeter Auto Receivables
11/17/2025 2.190% . . . . . . . . . .	1,259,817	1,257,200
Exeter Auto Receivables
09/16/2024 4.350% . . . . . . . . .	330,662	329,444
Exeter Auto Receivables
01/15/2026 0.690% . . . . . . . . .	2,493,757	2,454,204
Exeter Auto Receivables
05/15/2025 3.280% . . . . . . . . .	904,099	900,138
Exeter Auto Receivables
03/15/2024 4.040% . . . . . . . . .	187,720	187,629
Federal National Mortgage Assoc.
01/25/2031 Var% . . . . . . . . . .	1,000,000	1,032,386
Federal National Mortgage Assoc.
07/25/2042 Var% . . . . . . . . . .	250,000	247,822
Federal National Mortgage Assoc.
02/25/2046 Var% . . . . . . . . . .	24,372,809	72,022
Federal National Mortgage Assoc.
02/25/2047 Var% . . . . . . . . . .	29,946,450	71,123
Federal National Mortgage Assoc.
05/25/2035 Var% . . . . . . . . . .	6,751	6,693
6

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
	Principal	Fair Value
Federal National Mortgage Assoc.
09/25/2042 Var% . . . . . . . . . .	665,938	$662,492
Federal National Mortgage Assoc.
10/25/2032 3.000% . . . . . . . . .	279,537	276,887
Federal National Mortgage Assoc.
11/25/2046 Var% . . . . . . . . . .	45,437,978	101,009
Federal Home Loan Mortgage Corp
05/15/2027 3.000% . . . . . . . . .	2,305,309	101,733
First Investors Auto 01/15/2027 2.030% .	1,159,551	1,125,189
First Investors Auto 06/15/2029 5.410% .	500,000	452,872
Flagship Credit Auto Trust
04/15/2026 3.800% . . . . . . . . .	1,575,147	1,565,789
Foursight Capital Auto Receivables
08/15/2025 2.410% . . . . . . . . .	1,301,203	1,294,192
Federal Home Loan Mortgage Corp
03/15/2045 3.500% . . . . . . . . .	562,780	548,428
Federal Home Loan Mortgage Corp
07/15/2029 3.000% . . . . . . . . .	308,088	304,289
GLS Auto Receivables 07/15/2027 4.310% .	725,000	691,550
GCAT 2021-NQM7 A1 Mortgage,
08/25/2066, 1.915% . . . . . . . . .	181,164	158,621
GLS Auto Receivables
02/18/2025 3.540% . . . . . . . . .	291,812	289,738
GLS Auto Receivables
05/15/2025 2.960% . . . . . . . . .	618,719	612,481
GM Financial 10/21/2024 0.510% . . . .	15,944	15,906
Government National Mortgage Assoc.
03/16/2043 Var% . . . . . . . . . .	5,262	5,242
Government National Mortgage Assoc.
07/20/2028 3.500% . . . . . . . .	978,204	968,400
GS Mortgage Securities Trust
09/10/2047 4.162% . . . . . . . . .	750,000	710,566
Harvest SBA Loan Trust 06/26/2047 Var%	784,880	740,730
JP Morgan Mortgage Trust
05/25/2050 3.500% . . . . . . . .	53,676	46,465
JP Morgan Mortgage Trust
10/25/2029 Var% . . . . . . . . . .	107,981	100,617
JP Morgan Commercial Mortgage
05/15/2048 3.342% . . . . . . . . .	355,595	337,678
7

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
	Principal	Fair Value
JP Morgan Mortgage Trust Mortgage,
2/25/2051, 3.00% . . . . . . . . . .	197,073	$190,203
JP Morgan Commercial Mortgage
01/25/2028 1.886% . . . . . . . . .	183,338	180,703
LAD Auto Receivables Trust
04/15/2030 6.850% . . . . . . . . .	726,000	692,915
Mariner Finance 07/20/2032 2.960% . .	1,248,793	1,231,965
Mill City Mortgage 04/25/2066 Var% . .	861,294	815,849
NEWTEK 02/25/2044 VAR% . . . . . .	780,071	766,947
Pagaya AI Debt Selection Trust, 1/25/2029,
3.000% . . . . . . . . . . . . . .	44,578	41,515
Provident Funding Mortgage
04/25/2051 2.500% . . . . . . . . .	864,918	694,265
Prestige Auto Receivables
10/15/2024 4.140% . . . . . . . . .	1,321,478	1,319,299
Santander Drive Auto 04/17/2028 2.560% .	500,000	477,672
Santander Drive Auto 01/15/2026 1.010% . .	1,782,913	1,764,961
Santander Retail Auto Lease
11/20/2025 1.410% . . . . . . . . . .	665,000	621,004
Santander Drive Auto 10/15/2025, 0.330% .	1,127,728	1,107,871
SCF Equipment Leasing
04/20/2026 2.470% . . . . . . . .	455,106	448,292
SCF Equipment Leasing
08/21/2028 0.830% . . . . . . . . .	595,000	565,718
SCF Equipment Leasing
07/20/2032 5.260% . . . . . . . .	500,000	427,842
Sequoia Mortgage Trust
04/25/2050 3.000% . . . . . . . .	220,355	210,306
Spruce Hill Mortgage Trust
01/28/2050 2.521% . . . . . . . . .	178,130	175,898
Skopos Auto Receivables Trust
09/16/2024 3.630% . . . . . . . . .	49,411	49,352
SMB Private Education Trust
09/15/2037 2.230% . . . . . . . . .	1,384,131	1,262,845
Santander Retail Auto Lease
11/20/2024 2.520% . . . . . . . . .	250,000	246,815
Freddie Mac - STACR,
5/25/2042, 2.5507% . . . . . . . .	2,251,653	2,244,677
Tricolor Auto Group 02/18/2025 3.300% .	585,693	579,354
Trinity Rail Leasing 10/18/2049 2.390% . .	332,451	308,826
8

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Principal	Fair Value
	United Auto Credit 11/10/2028 5.000% . .	850,000	$775,310
	United Auto Credit 04/10/2029 10.000% .	600,000	579,880
	USASF RECEIVABLES LLC
	03/17/2025 1.49% . . . . . . . . . .	600,000	593,422
	USASF Servicing LLC 04/15/2025 3.980%	727,586	717,782
	Veros Credit Auto Receivables Trust
	07/16/2029 7.230% . . . . . . . . .	700,000	664,680
	Verus Securitization Trust
	11/25/2059 3.129% . . . . . . . . .	496,062	468,444
	Westlake Automobile
	01/15/2026 2.760% . . . . . . . . .	2,160,000	2,102,397
	WinWater Mortgage Trust
	01/20/2046 Var% . . . . . . . . . .	182,557	162,340
33.88%	TOTAL ASSET BACKED BONDS . . . . . . . . . . . .		84,644,423
6.75%	TREASURY NOTES
	US Treasury 11/30/2023 0.500% . . . .	6,700,000	6,446,130
	US Treasury 11/15/2024 0.750% . . . . .	5,000,000	4,666,795
	US Treasury 01/31/2027 1.500% . . . . .	1,287,000	1,161,970
	US Treasury 02/28/2027 1.875% . . . .	5,000,000	4,579,295
6.75%	TOTAL TREASURY NOTES . . . . . . . . . . . . . . .		16,854,190
65.96%	TOTAL DEBT SECURITIES . . . . . . . . . . . . . . .		164,781,031
33.53%	MONEY MARKET FUND
	Federated Government Obligation
	Institutional Shares, 4.10%(A) . . . . .	83,777,645	83,777,645
99.49%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		248,558,676
0.51%	Other assets, net of liabilities . . . . . . . . . . . . . .		1,266,129
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$249,824,805

(1)Zero-coupon bond

(A)Effective 7 day yield as of December 31, 2022 TBA - To be announced

9

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1	Level 2	Level 3
		Other
	Quoted	Significant	Significant
		Observable	Unobservable
	Prices	Inputs	Inputs	Total
CORPORATE BONDS .	$—	$63,282,418	$—	$63,282,418
ASSET BACKED
BONDS . . . . . .	—	84,644,423	—	84,644,423
U.S. TREASURY
NOTES . . . . . .	16,854,190	—	—	16,854,190
MONEY MARKET	83,777,645		—	83,777,645
FUNDS . . . . . .
TOTAL INVESTMENTS .	$100,631,835	$147,926,841	$—	$248,558,676

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $255,616,974 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . .	$110,446
Gross unrealized depreciation . .	(7,168,744)
Net unrealized appreciation . . .
$(7,058,298)
10

QUARTERLY REPORT